AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	APPAREL — 1.6%
1,105	Deckers Outdoor Corp.*	$1,069,585
12,709	NIKE, Inc. - Class B	957,877
		2,027,462
	BANKS — 1.0%
20,265	Bank of New York Mellon Corp.	1,213,671
	BIOTECHNOLOGY — 2.0%
3,950	Amgen, Inc.	1,234,177
1,232	Regeneron Pharmaceuticals, Inc.*	1,294,869
		2,529,046
	BUILDING MATERIALS — 1.0%
19,117	Carrier Global Corp.	1,205,900
	CHEMICALS — 1.9%
5,203	Ecolab, Inc.	1,238,314
9,193	PPG Industries, Inc.	1,157,307
		2,395,621
	COMMERCIAL SERVICES — 5.9%
4,933	Automatic Data Processing, Inc.	1,177,458
18,850	Block, Inc.*	1,215,637
3,043	Moody's Corp.	1,280,890
19,177	PayPal Holdings, Inc.*	1,112,841
2,826	S&P Global, Inc.	1,260,396
4,779	Verisk Analytics, Inc.	1,288,179
		7,335,401
	COMPUTERS — 9.3%
4,279	Accenture PLC - Class A1	1,298,291
6,284	Apple, Inc.	1,323,536
18,260	Cognizant Technology Solutions Corp. - Class A	1,241,680
3,852	Crowdstrike Holdings, Inc. - Class A*	1,476,048
8,655	Dell Technologies, Inc. - Class C	1,193,611
20,363	Fortinet, Inc.*	1,227,278
2,879	Gartner, Inc.*	1,292,844
33,094	HP, Inc.	1,158,952
7,240	International Business Machines Corp.	1,252,158
		11,464,398
	COSMETICS/PERSONAL CARE — 0.8%
9,792	Estee Lauder Cos., Inc. - Class A	1,041,869

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DISTRIBUTION/WHOLESALE — 2.9%
22,765	Copart, Inc.*	$1,232,952
18,308	Fastenal Co.	1,150,475
1,311	W.W. Grainger, Inc.	1,182,837
		3,566,264
	DIVERSIFIED FINANCIAL SERVICES — 7.7%
5,034	American Express Co.	1,165,623
2,767	Ameriprise Financial, Inc.	1,182,035
16,485	Charles Schwab Corp.	1,214,780
5,952	CME Group, Inc.	1,170,163
9,022	Intercontinental Exchange, Inc.	1,235,021
2,702	Mastercard, Inc. - Class A	1,192,014
10,251	T. Rowe Price Group, Inc.	1,182,043
4,434	Visa, Inc. - Class A	1,163,792
		9,505,471
	ELECTRIC — 0.9%
16,021	Ormat Technologies, Inc.	1,148,706
	FOOD — 1.0%
16,589	Sysco Corp.	1,184,289
	HEALTHCARE-PRODUCTS — 4.8%
11,820	Abbott Laboratories	1,228,216
9,262	Agilent Technologies, Inc.	1,200,633
14,846	Medtronic PLC[1]	1,168,529
3,542	Stryker Corp.	1,205,165
2,127	Thermo Fisher Scientific, Inc.	1,176,231
		5,978,774
	HEALTHCARE-SERVICES — 0.9%
3,555	HCA Healthcare, Inc.	1,142,150
	HOME BUILDERS — 1.8%
7,534	Lennar Corp. - Class A	1,129,120
10,297	PulteGroup, Inc.	1,133,700
		2,262,820
	HOUSEHOLD PRODUCTS/WARES — 0.9%
11,289	Church & Dwight Co., Inc.	1,170,443
	INSURANCE — 3.0%
4,290	Aon PLC - Class A1	1,259,458
5,820	Marsh & McLennan Cos., Inc.	1,226,391

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE (Continued)
5,720	Progressive Corp.	$1,188,101
		3,673,950
	INTERNET — 4.2%
7,003	Alphabet, Inc. - Class A	1,275,596
6,944	Alphabet, Inc. - Class C	1,273,669
1,883	Netflix, Inc.*	1,270,799
4,097	Palo Alto Networks, Inc.*	1,388,924
		5,208,988
	IRON/STEEL — 0.9%
9,024	Steel Dynamics, Inc.	1,168,608
	MACHINERY-CONSTRUCTION & MINING — 1.0%
3,569	Caterpillar, Inc.	1,188,834
	MACHINERY-DIVERSIFIED — 1.0%
3,224	Deere & Co.	1,204,583
	MEDIA — 1.9%
30,177	Comcast Corp. - Class A	1,181,731
11,626	Walt Disney Co.	1,154,346
		2,336,077
	PHARMACEUTICALS — 7.0%
7,492	AbbVie, Inc.	1,285,028
5,332	Cencora, Inc.	1,201,300
3,506	Cigna Group	1,158,978
1,473	Eli Lilly & Co.	1,333,625
8,236	Johnson & Johnson	1,203,774
2,121	McKesson Corp.	1,238,749
9,623	Merck & Co., Inc.	1,191,327
		8,612,781
	REAL ESTATE — 0.9%
15,453	CoStar Group, Inc.*	1,145,685
	REITS — 2.0%
10,932	Prologis, Inc.	1,227,773
7,984	Simon Property Group, Inc.	1,211,971
		2,439,744
	RETAIL — 4.2%
437	AutoZone, Inc.*	1,295,312
1,254	O'Reilly Automotive, Inc.*	1,324,299

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL (Continued)
8,644	Ross Stores, Inc.	$1,256,146
11,717	TJX Cos., Inc.	1,290,042
		5,165,799
	SEMICONDUCTORS — 12.2%
7,237	Advanced Micro Devices, Inc.*	1,173,914
5,152	Analog Devices, Inc.	1,175,996
910	Broadcom, Inc.	1,461,032
39,155	Intel Corp.	1,212,630
1,591	KLA Corp.	1,311,795
17,555	Marvell Technology, Inc.	1,227,095
12,424	Microchip Technology, Inc.	1,136,796
9,664	Micron Technology, Inc.	1,271,106
1,642	Monolithic Power Systems, Inc.	1,349,199
11,019	NVIDIA Corp.	1,361,287
5,920	QUALCOMM, Inc.	1,179,146
6,195	Texas Instruments, Inc.	1,205,113
		15,065,109
	SOFTWARE — 14.0%
2,715	Adobe, Inc.*	1,508,291
5,991	Autodesk, Inc.*	1,482,473
4,220	Cadence Design Systems, Inc.*	1,298,705
9,091	Electronic Arts, Inc.	1,266,649
15,920	Fidelity National Information Services, Inc.	1,199,731
2,095	Intuit, Inc.	1,376,855
2,439	MSCI, Inc.	1,174,988
10,308	Oracle Corp.	1,455,490
2,267	Roper Technologies, Inc.	1,277,817
5,152	Salesforce, Inc.	1,324,579
1,838	ServiceNow, Inc.*	1,445,900
2,154	Synopsys, Inc.*	1,281,759
5,712	Workday, Inc. - Class A*	1,276,975
		17,370,212
	TELECOMMUNICATIONS — 2.1%
4,059	Arista Networks, Inc.*	1,422,598
25,978	Cisco Systems, Inc.	1,234,215
		2,656,813

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	WATER — 1.0%
9,238	American Water Works Co., Inc.	$1,193,180
	TOTAL COMMON STOCKS
	(Cost $105,389,335)	123,602,648
	TOTAL INVESTMENTS — 99.8%
	(Cost $105,389,335)	123,602,648
	Other Assets in Excess of Liabilities — 0.2%	292,846
	TOTAL NET ASSETS — 100.0%	$123,895,494

PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.